Deposits and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule Of Deposits And Other Non-current Assets

	December 31, 2022	December 31, 2021
Value added taxes recoverable	$10,317	$—
Note receivable (Note 23)	10,387	—
Deposits and others	3,985	1,295
	$24,689	$1,295